Segment Data - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	President and Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Our CODM evaluates performance based upon segment operating profit exclusive of operating expenses and income pertaining to certain inventory and manufacturing-related charges, intangible asset amortization, goodwill and intangible asset impairment, restructuring and other cost reduction initiatives, acquisition, integration, divestiture and related, certain litigation, certain European Union Medical Device Regulation expenses, other charges and corporate functions (collectively referred to as “Corporate items”). Corporate functions include corporate legal, finance, information technology, human resources and other corporate departments as well as stock-based compensation and certain operations, distribution and quality assurance. Intercompany transactions have been eliminated from segment operating profit. In addition to evaluating performance on a monthly basis, the CODM uses sales and operating profit information to manage the business, including identifying areas of focus and growth, reviewing operating trends and allocating resources.
Net Sales	$ 8,231.5	$ 7,678.6	$ 7,394.2
Share of revenue from an individual country in net sales	less than 10 percent
US [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 4,764.0	$ 4,439.0	$ 4,288.8